Salaries and other employee expenses	12 Months Ended
Dec. 31, 2025
Salaries and other employee expenses
Salaries and other employee expenses
The following table details salaries and other employee expenses:

	December 31,
	2025	2024	2023
Wages and salaries	28,024	23,755	20,837
Payroll taxes	4,446	3,207	2,809
Personnel benefits	16,572	18,827	19,047
Share-based payments	6,378	6,134	4,539
Total	55,420	51,923	47,232
A.    2015 Stock Incentive Plan
In February 2008, the Board of Directors of the Bank approved an incentive plan for directors and executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments and established service requirements as the sole condition of vesting. The maximum aggregate number of shares which may be granted under this plan is three million “Class E” common shares. The Stock Incentive Plan is administered by the Board of Directors who has the authority at its discretion to select the directors and executives to whom the awards may be granted to attract, retain, motivate, and compensate them for their contribution to the growth and profitability of the Bank; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan.
Restricted stocks are issued at the grant date but are withheld by the Bank until the vesting date. Restricted stock is entitled to receive dividends.
A restricted stock unit is a grant valued in terms of the Bank’s stock, but no stock is issued at the grant date. Restricted stock units are not entitled to dividends.
The Bank issues or disposes of treasury stock and delivers common stock on the date on which the restricted stock units become unrestricted.
During 2025, 2024 and 2023, the Board of Directors approved the grant of restricted stocks and stock options and restricted stock units to directors, executives and employees of the Bank, as follows:
Restricted stock
The Board of Directors granted the directors “Class E” common shares for 63 thousand, 57 thousand and 63 thousand during the years 2025, 2024 and 2023, respectively. Beginning in 2025, the scope of the plan was expanded to include executives and employees, who will be granted 89 thousand and 97 thousand “Class E” common shares, respectively.
Restricted stock loses their restriction from the year following the anniversary date, as follows: 35% in the first and second years, and 30% in the third year. For executives and employees, their restriction is lost at the rate 25% vested the month after the date of its granting, and 25% on the grant date's anniversary during three years.
A.    2015 Stock Incentive Plan (continued)
A summary of restricted stock granted is presented below:

	Shares				Weighted average grant date fair value
	Directors	Executives	Employees	Total	Directors	Executives and employees
Outstanding at January 1, 2023	105,450	—	—	105,450	14.15	—
Granted	63,000	—	—	63,000	17.69	—
Vested	(53,100)	—	—	(53,100)	13.75	—
Outstanding at December 31, 2023	115,350	—	—	115,350	16.31	—
Granted	57,000	—	—	57,000	29.18	—
Vested	(68,700)	—	—	(68,700)	16.05	—
Outstanding at December 31, 2024	103,650	—	—	103,650	23.56	—
Granted	63,000	88,741	97,462	249,203	39.38	38.02
Forfeited	—	—	(986)	(986)	—	38.02
Vested	(51,300)	(30,703)	(24,376)	(106,379)	21.36	38.02
Outstanding at December 31, 2025	115,350	58,038	72,100	245,488	33.18	38.02
Expected to vest	115,350	58,038	72,100	245,488
During the years 2025, 2024 and 2023 the fair value of vested stock was $3.2 million, $1.1 million and $730 thousand, respectively.
The movement of compensation costs during the period is described below:

	Directors	Executives	Employees	Total
Outstanding at January 1, 2023	638	—	—	638
Granted (2)	1,114	—	—	1,114
Compensation cost (1)	(931)	—	—	(931)
Outstanding at December 31, 2023	821	—	—	821
Granted (2)	1,663	—	—	1,663
Compensation cost (1)	(1,363)	—	—	(1,363)
Outstanding at December 31, 2024	1,121	—	—	1,121
Granted (2)	2,481	3,374	3,706	9,561
Provision	—	(1,053)	(927)	(1,980)
Forfeited	—	—	(26)	(26)
Compensation cost (1)	(1,807)	(1,256)	(1,430)	(4,493)
Outstanding at December 31, 2025	1,795	1,065	1,323	4,183
(1) Total expenditure on restricted stock includes the cost of shares granted during the period $3.7 million, $735 thousand and $474 thousand during 2025, 2024 and 2023, respectively.
A.    2015 Stock Incentive Plan (continued)
Restricted stock units
The Board of Directors approved the grant of restricted stock units with a grant date fair value of $7.2 million in 2024 and $4.6 million in 2023. The distribution of the fair value was in restricted stock units. No restricted stock units were granted for the 2025 period.
Beginning with the grant awarded in 2023, the restriction period for the issuance of the restricted stock units was modified as follows: 25% vested in the month following the date of the grant, and 25% each year on the grant date's anniversary for the following three years. Previously, the restriction period for the issuance of the restricted stock units was: 25% vested each year on the grant date’s anniversary for the following four years.
A summary of the restricted stock units granted is presented below:

	Shares			Weighted average grant date fair value
	Executives	Employees	Total	Executives	Employees
Outstanding at January 1, 2023	134,175	—	134,175	13.80	—
Granted	160,330	138,621	298,951	15.36	15.36
Forfeited	—	(346)	(346)	—	14.95
Vested	(112,968)	(39,337)	(152,305)	15.26	16.40
Outstanding at December 31, 2023	181,537	98,938	280,475	14.28	14.95
Granted	165,561	173,250	338,811	21.36	21.36
Forfeited	—	(1,484)	(1,484)	—	14.95
Vested	(110,896)	(83,063)	(193,959)	17.01	18.70
Outstanding at December 31, 2024	236,202	187,641	423,843	17.96	19.20
Forfeited	—	(1,162)	(1,162)	—	28.22
Vested	(117,608)	(73,565)	(191,173)	17.22	18.60
Outstanding at December 31, 2025	118,594	112,914	231,508	18.69	19.50
Expected to vest	118,594	112,914	231,508
During the years 2025, 2024 and 2023 fair value of vested stock is $3.4 million, $3.4 million, and $2.4 million, respectively.
The fair value of these restricted shares granted and the total expense recorded in consolidated statement of profit or loss are presented below:

	Executives	Employees	Total
Outstanding at January 1, 2023	666	—	666
Granted	2,523	2,070	4,593
Provision	(641)	(600)	(1,241)
Forfeited	—	(5)	(5)
Compensation cost	(1,483)	(916)	(2,399)
Outstanding at December 31, 2023	1,065	549	1,614
Granted	3,536	3,700	7,236
Provision	(884)	(716)	(1,600)
Forfeited	—	(22)	(22)
Compensation cost	(2,358)	(2,046)	(4,404)
Outstanding at December 31, 2024	1,359	1,465	2,824
Forfeited	—	(24)	(24)
Compensation cost	(983)	(1,031)	(2,014)
Outstanding at December 31, 2025	376	410	786
Compensation costs of the restricted stock units are amortized during the period of restriction by the accelerated method.
A.    2015 Stock Incentive Plan (continued)
Reserve restricted shares
As of December 31, 2025, the Bank's management maintains a equity reserve for share-based compensation of $1.5 million (2024: $1.7 million), recognized in the consolidated statement of profit or loss, which will be granted in the first quarter of 2026.
B.    Other plans - Expatriate Top Executives Plan
The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During 2025, 2024 and 2023, the Bank charged to salaries expense $95 thousand, $50 thousand and $58 thousand, respectively, that correspond to the Bank’s contributions to this plan.